Provisions (Tables)	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
Schedule of information about provisions

	June 30, 2026	June 30, 2025
Beginning of the period	$2,401	$-
Additions from acquisition (note 19)	-	2,129
Additions	136	202
Increase (decrease) in liability	(98)	(14)
Accretion expense	59	84
End of the period	$2,498	$2,401